UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976


Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847/520-0999

Signature, Place, and Date of Signing:

         /s/ Michael E. Leonetti         Buffalo Grove, IL       07/05/01
         -----------------------         -----------------       --------
         [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                          0
                                                --------------------------------

Form 13F Information Table Entry Total:                                    43
                                                --------------------------------

Form 13F Information Table Value Total:           $                   339,150
                                                --------------------------------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Leonetti & Associates, Inc.
                                                         FORM 13F
                                                        31-Mar-00

                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
3Com Corp                    COM           885535104      6,347    114,100  SH           Sole            18,000              96,100
AOL Time Warner              COM           00184A105     19,314    286,400  SH           Sole            26,000             260,400
AT&T-Liberty Media Grp A     COM           001957208      3,618     61,000  SH           Sole                                61,000
Bank of New York Inc         COM           064057102      3,030     72,900  SH           Sole             2,000              70,900
CBS Corp                     COM           12490K107      4,890     86,350  SH           Sole                                86,350
Cadence Design Sys Inc       COM           127387108        998     48,400  SH           Sole                                48,400
Celestica Inc                COM           15101Q108      2,796     52,700  SH           Sole             2,000              50,700
Chase Manhattan              COM           16161A108        698      8,000  SH           Sole             8,000
Cisco Systems Inc            COM           17275R102     34,730    449,216  SH           Sole            30,000             419,216
Citigroup Inc                COM           172967101     14,582    243,547  SH           Sole            28,000             215,547
Comcast Corp                 COM           200300200      3,920     90,370  SH           Sole                                90,370
Comdisco Inc                 COM           200336105      2,224     50,400  SH           Sole             2,000              48,400
Computer Assoc Intl          COM           204912109      4,972     84,000  SH           Sole             7,000              77,000
Copper Mountain Networks     COM           217510106      3,851     47,000  SH           Sole             2,000              45,000
E M C Corp                   COM           268648102     29,887    237,200  SH           Sole            18,000             219,200
Finisar                      COM           31787A101        205      1,400  SH           Sole             1,400
First Data Corp              COM           319963104      4,220     95,100  SH           Sole             8,000              87,100
Foundry Networks Inc         COM           35063R100      2,027     14,100  SH           Sole                                14,100
General Electric Co          COM           369604103     24,334    156,360  SH           Sole            11,000             145,360
Getty Images Inc             COM           374276103      1,071     29,800  SH           Sole                                29,800
Harley Davidson Inc          COM           412822108      7,525     94,800  SH           Sole            12,000              82,800
Home Depot Inc               COM           437076102      9,299    144,164  SH           Sole            13,000             131,164
Intel Corp                   COM           458140100     22,160    167,959  SH           Sole             5,300             162,659
International Paper Co       COM           460146103      4,626    108,200  SH           Sole                               108,200
Lucent Technologies          COM           549463107     21,989    358,999  SH           Sole            20,312             338,687
McDonalds Corp               COM           580135101      7,580    202,820  SH           Sole             3,600             199,220
Merrill Lynch & Co Inc       COM           590188108        683      6,500  SH           Sole             6,500
Morgan Stan Dean Wittr       COM           617446448     13,235    159,700  SH           Sole            23,000             136,700
Nokia Corp                   COM           654902204     21,658     97,560  SH           Sole             1,200              96,360
Oracle Corp                  COM           68389X105      1,717     22,000  SH           Sole            22,000
Paychex Inc                  COM           704326107      1,152     22,000  SH           Sole            22,000
Phone Com Inc                COM           71920Q100      8,548     52,400  SH           Sole             7,400              45,000
Polaroid Corp                COM           731095105      1,169     49,200  SH           Sole                                49,200
Qwest Communications         COM           749121109      8,062    167,950  SH           Sole            12,000             155,950
RSA Securities Inc           COM           749719100      1,155     22,300  SH           Sole                                22,300
Rare Medium Group Inc        COM           75382N102        530     12,000  SH           Sole            12,000
Sonera Group Plc Sponsored   ADR           835433202      2,867     43,200  SH           Sole             1,400              41,800
Sun Microsystems             COM           866810104     16,139    172,240  SH           Sole            22,500             149,740
Tribune Co                   COM           896047107      8,117    222,000  SH           Sole            22,000             200,000
Univision Communications     COM           914906102        226      2,000  SH           Sole             2,000
Wal-Mart                     COM           931142103      6,217    110,040  SH           Sole            10,000             100,040
Wells Fargo & Co             COM           949746101      3,659     89,800  SH           Sole                                89,800
Williams Communication Grou  COM           969455104      3,123     60,200  SH           Sole            15,800              44,400
REPORT SUMMARY                43         DATA RECORDS   339,150

